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GABELLI INTERNATIONAL GROWTH FUND, INC
SUMMARY OF THE FUND
Investment Objective
The Fund seeks to provide investors with long term capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section entitled, “Classes of Shares” on page 16 of the prospectus and in Appendix A, “Sales Charge Reductions and Waivers Available through Certain Intermediaries,” attached to the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - GABELLI INTERNATIONAL GROWTH FUND, INC - USD ($)	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	none	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none	none	none	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	2.00%	2.00%	2.00%	2.00%
Exchange Fee	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - GABELLI INTERNATIONAL GROWTH FUND, INC		Class AAA Shares	Class A Shares	Class C Shares	Class I Shares
Management Fees		1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%	0.25%	1.00%	none
Other Expenses		1.27%	1.27%	1.27%	1.27%
Total Annual Fund Operating Expenses	[1]	2.52%	2.52%	3.27%	2.27%
Less Fee Waiver and/or Expense Reimbursement	[1]	(1.25%)	none	none	(1.25%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.27%	2.52%	3.27%	1.02%
[1]	The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the International Growth Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 1.25% and 1.00% for Class AAA and Class I shares, respectively. Under this same arrangement, the International Growth Fund has also agreed, during the three year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent the International Growth Fund’s adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 1.25% and 1.00% for Class AAA and Class I shares, respectively, after giving effect to the repayments. This arrangement is in effect through April 30, 2024, and may be terminated only by the Board of Directors of the Fund (the “Board”) before such time. The Fund will carry forward any fees and expenses in excess of the expense limitation and repay the Adviser such amount provided the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment after giving effect to the repayment.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes a waiver of expenses through the date of the expiration of the waiver, and reflects Total Annual Fund Operating Expenses following the date of the expiration of the waiver. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same (taking into account the expense limitation agreement until April 30, 2024, with respect to Class AAA and Class I shares). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - GABELLI INTERNATIONAL GROWTH FUND, INC - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class AAA Shares	129	665	1,228	2,762
Class A Shares	815	1,314	1,838	3,266
Class C Shares	430	1,007	1,707	3,567
Class I Shares	104	589	1,101	2,508

You would pay the following expenses if you did not redeem your shares of the Fund:
Expense Example, No Redemption - GABELLI INTERNATIONAL GROWTH FUND, INC - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class AAA Shares	129	665	1,228	2,762
Class A Shares	815	1,314	1,838	3,266
Class C Shares	330	1,007	1,707	3,567
Class I Shares	104	589	1,101	2,508

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 65% of its total assets in equity securities of foreign issuers located in at least three countries outside the United States that Gabelli Funds, LLC (the “Adviser”) believes are likely to have rapid growth in revenues and earnings and potential for above-average capital appreciation. Equity securities include common and preferred stocks, securities convertible into common stocks and securities such as rights and warrants that have common stock characteristics. The Fund seeks to invest in companies that have the potential to grow faster than other companies in their respective equity markets and are priced at attractive valuation levels.

The Fund intends to diversify its investments across different countries. The percentage of Fund assets invested in particular countries or regions will change from time to time based on the Adviser’s judgment. The Fund intends to invest in the securities of companies located in developed countries and, to a lesser extent, those located in emerging markets.

The Adviser may sell a holding if its fundamentals deteriorate or change in a way, as determined by the Adviser, that the investment case for the holding is no longer appropriate for the Fund.

Principal Risks
Performance

The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index and an additional style specific index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.

GABELLI INTERNATIONAL GROWTH FUND, INC. (TOTAL RETURNS FOR CLASS AAA SHARES FOR THE YEARS ENDED DECEMBER 31)

During the calendar years shown in the bar chart, the highest return for a quarter was 19.01% (quarter ended June 30, 2020) and the lowest return for a quarter was (17.04)% (quarter ended June 30, 2022).

Average Annual Total Returns (for the years ended December 31, 2022, with maximum sales charge, if applicable)
Average Annual Total Returns - GABELLI INTERNATIONAL GROWTH FUND, INC	1 Year	5 Years	10 Years
Class AAA Shares	(21.84%)	2.26%	3.79%
Class AAA Shares | Return After Taxes on Distributions	(21.92%)	1.39%	3.05%
Class AAA Shares | Return After Taxes on Distributions and Sale of Fund Shares	(12.88%)	1.78%	3.02%
Class A Shares	(27.25%)	(0.02%)	2.63%
Class C Shares	(24.21%)	0.40%	2.47%
Class I Shares	(21.63%)	2.58%	4.39%
Morgan Stanley Capital International (“MSCI”) Europe, Australia, and the Far East (“EAFE”) Index (reflects no deduction for fees, expenses, or taxes)	(14.01%)	2.03%	5.16%
Lipper International Multi-Cap Growth Fund Classification	(24.54%)	0.82%	4.54%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”). After-tax returns are shown only for Class AAA shares. After-tax returns for other classes will vary due to the differences in expenses.

GABELLI INTERNATIONAL GROWTH FUND, INC | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
GABELLI INTERNATIONAL GROWTH FUND, INC | Risk Lose Money [Member]
When you sell Fund shares, they may be worth more or less than what you paid for them; you may lose money by investing in the Fund.
GABELLI INTERNATIONAL GROWTH FUND, INC | Consumer Discretionary Sector Risk [Member]
•Consumer Discretionary Sector Risk. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences and tastes, social trends, marketing campaigns and introduction of new consumer products.
GABELLI INTERNATIONAL GROWTH FUND, INC | Consumer Staples Sector Risk [Member]
•Consumer Staples Sector Risk. The consumer staples sector may be affected by, among other things, marketing campaigns and introduction of new products, changes in consumer demands and preferences, government regulations and changes in commodity prices.
GABELLI INTERNATIONAL GROWTH FUND, INC | Convertible Securities Risk [Member]
•Convertible Securities Risk. Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock.
GABELLI INTERNATIONAL GROWTH FUND, INC | Equity Market Risk [Member]
•Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic, global health, or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.
GABELLI INTERNATIONAL GROWTH FUND, INC | Risk of Investing in Europe [Member]
•Risk of Investing in Europe. The Fund is more exposed to the economic and political risks of Europe and of the European countries in which it invests than funds whose investments are more geographically diversified. Adverse economic and political events in Europe may cause the Fund’s investments to decline in value. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member states of the European Union (the “EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility and adverse trends in recent years and these events have adversely affected the exchange rate of the euro and may continue to significantly affect other European countries.
GABELLI INTERNATIONAL GROWTH FUND, INC | Healthcare Sector Risk [Member]
•Healthcare Sector Risk. The profitability of companies in the healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services, an increased emphasis on outpatient services, demand for medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.
GABELLI INTERNATIONAL GROWTH FUND, INC | Issuer-Specific Risk [Member]
•Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The Fund could lose all of its investment in a company’s securities.
GABELLI INTERNATIONAL GROWTH FUND, INC | Risk of Investing in Japan [Member]
•Risk of Investing in Japan. The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on the companies in which the Fund invests. Since 2000, Japan’s economic growth rate has generally remained low relative to other advanced economies, and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could negatively affect the Fund and its investments. Japan’s relations with its bordering countries have at times been strained, and strained relations may cause uncertainty in the Japanese markets and adversely affect the overall Japanese economy.
GABELLI INTERNATIONAL GROWTH FUND, INC | Health Crisis Risk [Member]
•Health Crisis Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic impacts. Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. In particular, COVID-19 has resulted in substantial market volatility and global business disruption, impacting the global economy and the financial health of individual companies in significant and unforeseen ways.
GABELLI INTERNATIONAL GROWTH FUND, INC | Large-Capitalization Risk [Member]
•Large-Capitalization Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
GABELLI INTERNATIONAL GROWTH FUND, INC | Management Risk [Member]
•Management Risk. If the portfolio manager is incorrect in his assessment of the growth prospects of the securities the Fund holds, then the value of the Fund’s shares may decline.
GABELLI INTERNATIONAL GROWTH FUND, INC | Market Risk [Member]
•Market Risk. The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund’s investments.
GABELLI INTERNATIONAL GROWTH FUND, INC | Sector Risk [Member]
•Sector Risk. Although the Fund does not employ a sector focus, its exposure, from time to time, to specific sectors will increase based on the Adviser’s perception of available investment opportunities. If the Fund focuses on a particular sector, the Fund may face an increased risk that the value of its portfolio will decrease because of events disproportionately affecting that sector. Furthermore, investments in particular sectors may be more volatile than the broader market as a whole.
GABELLI INTERNATIONAL GROWTH FUND, INC | Risk of Investing in the U.K. [Member]
•Risk of Investing in the U.K. Investments in U.K. companies may subject the Fund and its shareholders to regulatory, political, currency, security, and economic risks specific to the U.K. The U.K. has one of the largest economies in Europe, and the U.S. and other European countries are substantial trading partners of the U.K. As a result, the U.K.’s economy may be impacted by changes to the economic condition of the U.S. and other European countries. Secessionist movements, such as the Catalan movement in Spain and the independence movement in Scotland, may have an adverse effect on the U.K. economy. In a referendum held on June 23, 2016, the U.K. resolved to leave the EU. On January 31, 2020, the U.K. officially withdrew from the EU and entered into a transition period until December 31, 2020. The transition period concluded on December 31, 2020, and the U.K. left the EU single market and customs union under the terms of a new trade agreement. The agreement governs the new relationship between the U.K. and EU with respect to trading goods and services, but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement.
GABELLI INTERNATIONAL GROWTH FUND, INC | Political Risk Relating to Russia’s Invasion of Ukraine [Member]
•Political Risk Relating to Russia’s Invasion of Ukraine. Russia began its invasion of Ukraine in February 2022. The invasion significantly amplified already existing geopolitical tensions among Russia, Ukraine, Europe, NATO and the United States. Russia’s military invasion of Ukraine, the resulting responses by the United States and other countries, and the potential for wider conflict has increased volatility and uncertainty in the financial markets, specifically on companies in the oil and gas sector, finance and resource extraction. The extent and duration of Russia’s military actions, resulting sanctions and consequent future market disruptions are impossible to predict, but could be significant and may negatively affect global supply chains, inflation, oil and gas supply, and global growth.